                                                     1933 Act File No. 333-33306
                                                     1940 Act File No. 811-09873

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
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Pre-Effective Amendment No.       ..........................
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Post-Effective Amendment No.   2  ..........................        X
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                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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Amendment No. __2__.........................................      __X__
                -                                                   -

                         THE WACHOVIA VARIABLE INSURANCE FUNDS

                  (Exact name of Registrant as Specified in Charter)

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                                   John McGonigle, Esquire
                                  Federated Investors Tower
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X_ on April 26, 2002 pursuant to paragraph (b)(1)(v)
  _ 60 days after filing pursuant to paragraph (a)(i)
    on _______________ pursuant to paragraph (a)(i)
_ _ 75 days after filing pursuant to paragraph (a)(ii)
    on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

__This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies to:

                        Donald W. Smith, Esquire
                        Kirkpatrick & Lockhart L.L.P.
                        1800 Massachusetts Avenue, N.W.
                        Washington, D.C. 20036-1800

WACHOVIA SPECIAL VALUES FUND II

(A PORTFOLIO OF THE WACHOVIA VARIABLE INSURANCE FUNDS)

Prospectus

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April 30, 2002

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[LOGO OF WACHOVIA]

PROSPECTUS

WWW.WACHOVIAFUNDS.COM

Wachovia Special Values Fund II

A Portfolio of The Wachovia Variable Insurance Funds

This prospectus offers shares of the Wachovia Special Values Fund II (the Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (the Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS

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Goal, Strategy, Risks and Performance of the Wachovia Special Values Fund II	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Main Investments and Investment Techniques?	4
What are the Risks of Investing in the Fund?	5
What do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase and Redeem Shares	7
How to Exchange Shares	8
Account and Share Information	8
Who Manages the Fund?	8
Mixed and Shared Funding	9
Financial Information	9

APRIL 30, 2002

Goal, Strategy, Risks and Performance of Wachovia Special Values Fund II

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Goal

Seeks to produce growth of principal.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1.5 billion or less. The Fund may invest up to 20% of total assets in foreign securities.

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

Risks Related to Investing for Value

Due to the Fund's value style of investing, the Fund's share price may lag that of other funds using a different investment style.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

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RISK/RETURN BAR CHART AND TABLE

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparable performance information. The Fund's performance will fluctuate, and past performance, (before and after taxes) is no guarantee of future results.

The Fund's shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon the net asset value and do not reflect the charge and expenses of a variable annuity or variable life insurance contract. If the contract charges or fees had been included, the returns shown would have been lower.

The Fund's three-month total return from January 1, 2002 to March 31, 2002 was 9.45%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 12.83% (quarter ended December 31, 2001). Its lowest quarterly return was (7.76)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Returns Before Taxes is shown for the Fund's Shares. In addition, Returns After Taxes is shown for the Fund's Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows the Russell 2000 Index (RUS2), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year

		Start of Performance[1]
Fund
Returns Before Taxes	17.77%	23.86%
Returns After Taxes on Distributions[2]	17.46%	23.58%
Returns After Taxes on Distributions and Sales of Fund Shares[2]	10.80%	19.00%
RUS2	2.49%	0.31%

1 The Fund's start of performance date was November 1, 2000.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The expenses reflected herein do not reflect costs associated with variable annuity contracts and variable life insurance contracts at the separate account level.

Shareholder Fees Fees Paid Directly From Your Investment

Wachovia Special Values Fund II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.80%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	2.85%
Total Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]	3.90%
Waivers and Reimbursements of Fund Expenses	2.65%
Net Annual Fund Operating Expenses (After Waivers and Reimbursements)	1.25%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from October 1, 2000 through June 7, 2003 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Net Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Adviser has no present intention of paying or accruing the distribution (12b-1) fee during the year ended December 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years
Wachovia Special Values Fund II	$127	$397	$686	$1,511

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What Are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks than portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 or other funds that invest in large-capitalization companies.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser, from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form (as described in the insurance company's prospectus), it is processed at the next calculated net asset value (NAV).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.

How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

How to Purchase and Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase and redemption orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase or redemption order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Fund.

The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are credited within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

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Evergreen Investment Management Company, LLC (EIMC) is the investment adviser to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and manages over $96.6 billion in assets for 103 of the Evergreen Funds as of March 31, 2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The investment adviser is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $319.9 billion in consolidated assets as of March 31, 2002. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

The investment adviser is entitled to receive an annual investment advisory fee equal to 0.80% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from January 1, 2002 through June 7, 2003 to waive its fees and/or make reimbursements to the Fund, so that the Fund's net operating expenses does not exceed, in the aggregate, the Fund's Total Actual Operating Expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

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PORTFOLIO MANAGERS

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The Fund is managed individually by a team of portfolio management professionals from EIMC's Large Cap Value team, with team members responsible for various sectors.

Wachovia Corporation completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. On January 15, 2002, the Board of Trustees of the Fund determined that it is in the best interest of the Fund's shareholders to reorganize the Fund into the Evergreen VA Small Cap Value Fund.

The reorganization is subject to shareholder approval. The Trustees have called a shareholder meeting to be held on May 13, 2002 to vote on the proposal.

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Mixed and Shared Funding

Subject to regulatory approval, shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.

Financial Information

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

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WACHOVIA SPECIAL VALUES FUND II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Year Ended December 31,

		Period Ended December 31,
	2001	2000(1)
Net asset value, beginning of period	$10.90	$10.00
Income from investment operations
Net investment income	0.05	0.04
Net realized and unrealized loss on investments	1.88	0.86

Total from investment operations	1.93	0.90

Less distributions
Distributions from net investment income	(0.04)	--
Distributions from net realized gain on investments	(0.04)	--

Total distributions	(0.08)	--

Net asset value, end of period	$12.75	$10.90

Total return (2)	17.77%	9.00%
Ratios to average net assets
Expenses	1.25%	1.25	%(3)
Net investment income	0.61%	2.15	%(3)
Expense waiver/reimbursement (4)	2.40%	15.72	%(3)
Supplemental data
Net assets, end of period (000 omitted)	$2,109	$1,128
Portfolio turnover	33%	3%

(1) Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Computed on an annualized basis.

(4) This contractual expense decrease is reflected in both the expense and the net investment income ratios.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 2001, which can be obtained free of charge.

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The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report will discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA SPECIAL VALUES FUND II

(A PORTFOLIO OF THE WACHOVIA VARIABLE INSURANCE FUNDS)

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Addresses
WACHOVIA SPECIAL VALUES FUND II	101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR	Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER	Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT,	Federated Shareholder
DIVIDEND DISBURSING AGENT,	Services Company
AND PORTFOLIO RECORD KEEPER	Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO	Kirkpatrick & Lockhart LLP
THE WACHOVIA VARIABLE	1800 Massachusetts Avenue, NW
INSURANCE FUNDS	Washington, DC 20036-1800

COUNSEL TO	Bell Boyd & Lloyd
THE INDEPENDENT TRUSTEES	Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS	Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

April 30, 2002

Investment Company Act File No. 811-09873
Cusip 929775203
25734 (4/02)

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WACHOVIA EQUITY FUND II

(A PORTFOLIO OF THE WACHOVIA VARIABLE INSURANCE FUNDS)

Prospectus

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April 30, 2002

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[Logo of Wachovia]

WWW.WACHOVIAFUNDS.COM

PROSPECTUS

Wachovia Equity Fund II

A Portfolio of the Wachovia Variable Insurance Funds

This prospectus offers shares of the Wachovia Equity Fund II (Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS

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Goal, Strategy, Risks and Performance of the Wachovia Equity Fund II	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Main Investments and Investment Techniques?	4
What are the Risks of Investing in the Fund?	5
What do Shares Cost?	7
How is the Fund Sold?	7
How to Purchase and Redeem Shares	7
How to Exchange Shares	8
Account and Share Information	8
Who Manages the Fund?	8
Mixed and Shared Funding	9
Financial Information	9

APRIL 30, 2002

Goal, Strategy, Risks and Performance of the Wachovia Equity Fund II

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GOAL

Seeks to produce growth of principal and income.

STRATEGY

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks that it perceives to be undervalued with prospects for improving fundamentals.

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

Risks of Investing for Growth & Value

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and may lag behind growth stocks in an up market.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

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RISK/RETURN BAR CHART AND TABLE

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparable performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon the net asset value and do not reflect the charge and expenses of a variable annuity or variable life insurance contract. If the contract charges or fees had been included, the returns shown would have been lower.

The Fund's three-month total return from January 1, 2002 to March 31, 2002 was (2.54)%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 13.73% (quarter ended December 31, 2001). Its lowest quarterly return was (20.00)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Returns Before Taxes is shown for the Fund's Shares. In addition, Returns After Taxes is shown for the Fund's Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)	1 Year	Start of Performance[1]
Fund
Return Before Taxes	(22.67)%	(26.62)%
Return After Taxes on Distributions[2]	(22.70)%	(26.65)%
Returns After Taxes on Distributions and Sales of Fund Shares[2]	(13.80)%	(21.19)%
S&P 500	(11.88)%	(15.64)%

1 The Fund's start of performance date was November 1, 2000.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The expenses reflected herein do not reflect costs associated with variable annuity contracts and variable life insurance contracts at the separate account level.

Shareholder Fees Fees Paid Directly From Your Investment

Wachovia Equity Fund II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	2.24%
Total Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]	3.19%
Waiver and Reimbursements of Fund Expenses	2.04%
Net Annual Fund Operating Expenses (After Waivers and Reimbursements)	1.15%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from October 1, 2000 through June 7, 2003 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Net Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Adviser has no present intention of paying or accruing the distribution (12b-1) fee during the year ended December 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years
Wachovia Equity Fund II	$117	$365	$633	$1,398

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What Are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks than funds with portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The Fund generally invests in large capitalization companies, which are considered to pose less equity risk than medium or small capitalization companies.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. The price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser, from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form (as described in the insurance company's prospectus), it is processed at the next calculated net asset value (NAV).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.

How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

How to Purchase And Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase and redemption orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase and redemption order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Fund.

The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are credited within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

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Evergreen Investment Management Company, LLC (EIMC) is the investment adviser to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and manages over $96.6 billion in assets for 103 of the Evergreen Funds as of March 31, 2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The investment adviser is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $319.9 billion in consolidated assets as of March 31, 2002. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

The investment adviser is entitled to receive an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from January 1, 2002 through June 7, 2003 to waive its fees and/or make reimbursements to the Fund, so that the Fund's net operating expenses does not exceed, in the aggregate, the Fund's Total Actual Operating Expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

Wachovia Corporation completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. On January 15, 2002, the Board of Trustees of the Fund determined that it is in the best interest of the Fund's shareholders to reorganize the Fund into the Evergreen VA Fund.

The reorganization is subject to shareholder approval. The Trustees have called a shareholder meeting to be held on May 13, 2002 to vote on the proposal.

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Mixed and Shared Funding

Subject to regulatory approval, shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.

Financial Information

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

WACHOVIA EQUITY FUND II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Year Ended December 31,

		Period Ended December 31,
	2001	2000(1)
Net asset value, beginning of period	$ 9.01	$10.00
Income from investment operations
Net investment income	0.00 (2)	0.01
Net realized and unrealized loss on investments	(2.04)	(1.00)

Total from investment operations	(2.04)	(0.99)

Less distributions
Distributions from net investment income	(0.01)	--

Net asset value, end of period	$ 6.96	$ 9.01

Total return (3)	(22.67)%	(9.90)%
Ratios to average net assets
Expenses	1.15%	1.15	%(4)
Net investment income	0.06%	0.95	%(4)
Expense waiver/reimbursement (5)	1.79%	16.36	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$2,847	$1,187
Portfolio turnover	34%	5%

(1) Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2) Amount represents less than $0.01 per share.

(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4) Computed on an annualized basis.

(5) This contractual expense decrease is reflected in both the expense and the net investment income ratios.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 2001, which can be obtained free of charge.

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The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report will discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA EQUITY FUND II

(A PORTFOLIO OF THE WACHOVIA VARIABLE INSURANCE FUNDS)

Addresses
WACHOVIA EQUITY FUND II	101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR	Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER	Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT,	Federated Shareholder
DIVIDEND DISBURSING AGENT,	Services Company
AND PORTFOLIO RECORDKEEPER	Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA	Kirkpatrick & Lockhart LLP
VARIABLE INSURANCE FUNDS	1800 Massachusetts Avenue, N.W.
Washington, DC 20036-1800

COUNSEL TO	Bell Boyd & Lloyd
THE INDEPENDENT TRUSTEES	Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS	Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

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April 30, 2002

Investment Company Act File No. 811-09873
CUSIP 929775104
25733 (4/02)

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WACHOVIA BALANCED FUND II

(A PORTFOLIO OF THE WACHOVIA VARIABLE INSURANCE FUNDS)

Prospectus

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April 30, 2002

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PROSPECTUS

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Wachovia Balanced Fund II

A Portfolio of The Wachovia Variable Insurance Funds

This prospectus offers shares of the Wachovia Balanced Fund II (Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS

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Goal, Strategy, Risks and Performance of the Wachovia Balanced Fund II	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Main Investments and Investment Techniques?	4
What are the Risks of Investing in the Fund?	6
What do Shares Cost?	7
How is the Fund Sold?	8
How to Purchase and Redeem Shares	8
How to Exchange Shares	9
Account and Share Information	9
Who Manages the Fund?	9
Mixed and Shared Funding	10
Financial Information	10

April 30, 2002

Goal, Strategy, Risks and Performance of the Wachovia Balanced Fund II

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GOAL

Seeks to produce long-term growth of principal and current income.

STRATEGY

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior sec urities, including convertible senior securities.

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions.

Risks of Investing for Growth & Value

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and may lag behind growth stocks in an up market.

Debt Securities Risks

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the Fund's net asset value may go down.

Prepayment Risks

When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

Asset-Backed/Mortgage-Backed Securities Risks

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall.

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RISK/RETURN BAR CHART AND TABLE

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparable performance information. The Fund's performance will fluctuate, and past performance, (before and after taxes) is no guarantee of future results.

The Fund's shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon the net asset value and do not reflect the charge and expenses of a variable annuity or variable life insurance contract. If the contract charges or fees had been included, the returns shown would have been lower.

The Fund's three-month total return from January 1, 2002 to March 31, 2002 was (1.51)%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 8.02% (quarter ended December 31, 2001). Its lowest quarterly return was (10.53)% (quarter ended March 31, 2001).

Average Annual Total Return Table

Returns Before Taxes is shown for the Fund's Shares. In addition, Returns After Taxes is shown for the Fund's Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows the returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), which are broad based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year

		Start of Performance[1]
Fund
Returns Before Taxes	(10.74)%	(12.86)%
Returns After Taxes on Distributions[2]	(10.84)%	12.95%
Returns After Taxes on Distributions and Sales of Fund Shares[2]	6.54%	10.31%
S&P 500	(11.88)%	(15.64)%
LBAB	8.44%	10.44%

1 The Fund's start of performance date was November 1, 2000.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After tax-returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

What are the Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The expenses reflected herein do not reflect costs associated with variable annuity contracts and variable life insurance contracts at the separate account level.

Shareholder Fees Fees Paid Directly From Your Investment

Wachovia Balanced Fund II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	0.81%
Total Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]	1.76%
Waivers and Reimbursement of Fund Expenses	0.75%
Net Annual Fund Operating Expenses (After Waivers and Reimbursement)	1.01%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from October 1, 2000 through June 7, 2003 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Net Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Adviser has no present intention of paying or accruing the distribution (12b-1) fee during the year ended December 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years
Wachovia Balanced Fund II	$103	$322	$558	$1,236

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What are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests a substantial portion of its assets in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

The Fund invests a substantial portion of its assets in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contr acts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

CREDIT QUALITY AND INVESTMENT RATINGS

When the Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Service at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests substantially in stocks, it is more subject to stock market risks than funds with portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. The price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the Fund's net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities held by Fund declines, the Fund's net asset value could go down.

Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Fund.

PREPAYMENT RISK

The Fund is subject to prepayment risks. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces the Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form (as described in the insurance company's prospectus), it is processed at the next calculated net asset value (NAV).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.

How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

How to Purchase And Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase and redemption orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase or redemption order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Fund.

The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are credited within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

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Evergreen Investment Management Company, LLC (EIMC) is the investment adviser to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and manages over $96.6 billion in assets for 103 of the Evergreen Funds as of March 31, 2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The investment advisers are both subsidiaries of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $319.9 billion in consolidated assets as of March 31, 2002. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Tattersall Advisory Group, Inc. (TAG) is the investment sub-adviser to the fixed income portion of the Fund. TAG has been managing fixed income accounts since 1976 and manages $7.9 billion in assets for 10 of the Evergreen Funds as of March 31, 2002. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

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The investment adviser is entitled to receive an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

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Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from January 1, 2002 through June 7, 2003 to waive its fees and/or make reimbursements to the Fund, so that the Fund's net operating expenses does not exceed, in the aggregate, the Fund's Total Actual Operating Expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio management professionals of EIMC's Large Cap Growth team. The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

Wachovia Corporation completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. On January 15, 2002, the Board of Trustees of the Fund determined that it is in the best interest of the Fund's shareholders to reorganize the Fund into the Evergreen VA Foundation Fund.

The reorganization is subject to shareholder approval. The Trustees have called a shareholder meeting to be held on May 13, 2002 to vote on the proposal.

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Mixed and Shared Funding

Subject to regulatory approval, shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.

Financial Information

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

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WACHOVIA BALANCED FUND II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Year Ended December 31, 2001	Period Ended December 31, 2000(1)
Net asset value, beginning of period	$ 9.54	$10.00
Income from investment operations
Net investment income	0.10	0.04
Net realized and unrealized loss on investments	(1.12)	(0.50)

Total from investment operations	(1.02)	(0.46)

Less distributions
Distributions from net investment income	(0.03)	--

Net asset value, end of period	$ 8.49	$ 9.54

Total return (2)	(10.74%)	(4.60%)
Ratios to average net assets
Expenses	1.01%	1.01	%(3)
Net investment income	1.94%	2.97	%(3)
Expense waiver/reimbursement (4)	0.50%	6.83	%(3)
Supplemental data
Net assets, end of period (000 omitted)	$8,723	$3,071
Portfolio turnover	76%	5%

(1) Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Computed on an annualized basis.

(4) This contractual expense decrease is reflected in both the expense and the net investment income ratios.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 2001, which can be obtained free of charge.


The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call
1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA BALANCED FUND II

(A PORTFOLIO OF THE WACHOVIA VARIABLE INSURANCE FUNDS)


Addresses
WACHOVIA SPECIAL VALUES FUND II	101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR	Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER	Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT,	Federated Shareholder
DIVIDEND DISBURSING AGENT,	Services Company
AND PORTFOLIO RECORD KEEPER	Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO	Kirkpatrick & Lockhart LLP
THE WACHOVIA VARIABLE	1800 Massachusetts Avenue, NW
INSURANCE FUNDS	Washington, DC 20036-1800

COUNSEL TO	Bell Boyd & Lloyd
THE INDEPENDENT TRUSTEES	Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS	Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

April 30, 2002

Investment Company Act File No. 811-09873
Cusip 929775302
25732 (4/02)


                         THE WACHOVIA VARIABLE INSURANCE FUNDS

                               Wachovia Balanced Fund II
                                Wachovia Equity Fund II
                            Wachovia Special Values Fund II

                          Statement of Additional Information
                                    April 30, 2002

    This Statement of Additional  Information (SAI) is not a prospectus.  Read this SAI in conjunction  with the  prospectuses  of The Wachovia  Variable  Insurance  Funds
    dated  April  30,  2002.   Obtain  the  prospectuses   without  charge  by  calling
    1-800-994-4414.

    Contents
=======================================================================================

        Addresses                                                    Back Cover

    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.
    25855 (4/02)

HOW ARE THE FUNDS ORGANIZED?
=======================================================================================

The Wachovia Variable Insurance Funds (the Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of
Massachusetts on March 3, 2000. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers interests in three professionally managed, diversified series (together referred to as the Funds): Wachovia Balanced Fund II; Wachovia Equity Fund II; and
Wachovia Special Values Fund II.

SECURITIES IN WHICH THE FUNDS INVEST
=======================================================================================
The following table indicates which types of securities are a:

o     Principal = Principal investment of a Fund (shaded in chart);
o     Acceptable = Acceptable (but not principal) investment of a Fund; or
o     Not Acceptable = Not an acceptable investment of a Fund.
------------------------------------------------------------------------
Securities                    Balanced    Equity Fund   Special Values
                              Fund II         II           Fund II
-----------------------------------------
------------------------------------------------------------------------
American Depository          Acceptable   Acceptable      Acceptable
Receipts1
------------------------------------------------------------------------
------------------------------------------------------------------------
Asset-Backed Securities2     Acceptable       Not       Not Acceptable
                                          Acceptable
-----------------------------------------
------------------------------------------------------------------------
Banking Instruments          Acceptable   Acceptable      Acceptable
-----------------------------------------
------------------------------------------------------------------------
Commercial Paper3            Acceptable   Acceptable      Acceptable
-----------------------------------------
------------------------------------------------------------------------
Common Stocks                Principal     Principal      Principal
------------------------------------------------------------------------
-----------------------------------------
Convertible Securities       Acceptable   Acceptable      Acceptable
-----------------------------------------
------------------------------------------------------------------------
Corporate Debt Obligations4  Principal    Acceptable      Acceptable
-------------------------------------------------------
------------------------------------------------------------------------
Credit Enhancement           Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Demand Master Notes          Acceptable       Not       Not Acceptable
                                          Acceptable
------------------------------------------------------------------------
-----------------------------------------
European Depository          Acceptable   Acceptable      Acceptable
Receipts
------------------------------------------------------------------------
------------------------------------------------------------------------
Foreign Bank Instruments     Acceptable   Acceptable      Acceptable
-----------------------------------------              -----------------
------------------------------------------------------------------------
Foreign Currency                Not           Not       Not Acceptable
Transactions                 Acceptable   Acceptable
-----------------------------------------              -----------------
------------------------------------------------------------------------
Foreign Securities1          Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Futures and Options          Acceptable   Acceptable      Acceptable
Transactions
------------------------------------------------------------------------
-----------------------------------------              -----------------
Futures on Foreign           Acceptable       Not       Not Acceptable
Government Debt                           Acceptable
------------------------------------------------------------------------
-----------------------------------------              -----------------
Global Depository Receipts   Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
High-Yield Securities5       Acceptable       Not         Acceptable
                                          Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Lending of Portfolio         Acceptable   Acceptable      Acceptable
Securities
------------------------------------------------------------------------
------------------------------------------------------------------------
Master Limited Partnerships     Not           Not         Acceptable
                             Acceptable   Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Money Market Instruments     Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Mortgage-Backed Securities      Not           Not       Not Acceptable
                             Acceptable   Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Options on Financial         Acceptable   Acceptable      Acceptable
Futures
------------------------------------------------------------------------
------------------------------------------------------------------------
Over-the-Counter Options     Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Preferred Stocks             Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Repurchase Agreements        Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Restricted and Illiquid      Acceptable   Acceptable      Acceptable
Securities6
------------------------------------------------------------------------
------------------------------------------------------------------------
Reverse Repurchase           Acceptable   Acceptable      Acceptable
Agreements
------------------------------------------------------------------------
------------------------------------------------------------------------
Securities of Other          Acceptable   Acceptable      Acceptable
Investment Companies
------------------------------------------------------------------------
------------------------------------------------------------------------
Stock Index Futures and      Acceptable   Acceptable      Acceptable
Options7
------------------------------------------------------------------------
------------------------------------------------------------------------
Stripped Mortgage-Backed     Acceptable       Not       Not Acceptable
Securities                                Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
Temporary Investments        Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
------------------------------------------------------------------------
U.S. Government Obligations  Principal    Acceptable      Acceptable
-----------------------------------------
------------------------------------------------------------------------
Variable Rate Demand Notes   Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
-----------------------------------------              -----------------
Warrants                     Acceptable   Acceptable      Acceptable
------------------------------------------------------------------------
When-Issued and Delayed      Acceptable   Acceptable      Acceptable
Delivery Transactions
------------------------------------------------------------------------

---------------------------------------------------------------------------------------

1. The Funds may not invest more than 20% of their assets in ADRs and not more than
10% of their assets in other securities of foreign issuers (non-ADRs).

2. Rated Baa or better by Moody's or BBB or better by S&P.

3. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser.

4. Rated Baa or better by Moody's or BBB or better by S&P or of comparable quality as determined by the investment adviser. The Balanced Fund II may invest up to 5% of its assets in obligations rated below Baa by Moody's or below BBB by S&P or of comparable quality as determined by the investment adviser.

5. Securities are rated below Baa by Moody's or below BBB by S&P. The Special
Values Fund II will not invest more than 35% of its total assets in such securities and Balanced Fund II will not invest more than 5% of its assets in such securities.

6. The Funds will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

7. Not more than 20% of each Fund's assets will be invested in stock index futures and options. Each Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions, as applicable.

Securities Descriptions and Techniques
Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

   Common Stocks
   Common stocks are the most prevalent type of equity security.  Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.
   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  A Fund may also treat such redeemable preferred stock as a fixed income security.

   Interests in Other Limited Liability Companies
   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date).  The Fund may buy the designated securities by paying the exercise price before the expiration date.  Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
   Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Master Limited Partnerships
A master limited partnership is a publicly owned limited partnership whose shares are bought and sold on an organized stock exchange.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.
In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.  Fixed income securities provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities
   Treasury securities are direct obligations of the federal government of the United
   States.  Investors regard treasury securities as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE).  The United States supports some GSEs with its full, faith and credit.  Other GSEs receive support through federal subsidies, loans or other benefits.  A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.
   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities.  Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers.
   The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      Commercial Paper
      Commercial paper is an issuer's obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.  The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

      Demand Instruments
      Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The Fund treats demand instruments as short-term securities, even though their stated
      maturity may extend beyond one year.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages.  The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.  Mortgages may have fixed or adjustable interest rates.
   Interests in pools of adjustable rate mortgages are known as ARMs.
   Mortgage backed securities come in a variety of forms.  Many have extremely complicated terms.  The simplest form of mortgage backed securities are pass-through certificates.  An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.  Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

   Asset Backed Securities
   Asset backed securities are payable from pools of obligations other than mortgages.  Most asset backed securities involve consumer or commercial debts with maturities of less than ten years.  However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security.  Asset backed securities may take the form of commercial paper, notes, or pass through certificates.  Asset backed securities have prepayment risks.  Asset backed securities may be structured in multiple classes.
   Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt.  In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities.
   Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

   Zero Coupon Securities
   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.  An investor must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.
   There are many forms of zero coupon securities.  Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.  Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping.  The most common forms of stripped zero coupon securities include Treasury STRIPs, interest-only securities and principal-only securities.  In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.  These are referred to as pay-in-kind or PIK securities.

   Bank Instruments
   Bank instruments are unsecured interest bearing deposits with banks.  Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.  Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.  Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   Insurance Contracts
   Insurance contracts include guaranteed investment contracts, funding agreements and annuities.  A Fund may treat these contracts as fixed income securities.

   Credit Enhancement
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults.  In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.  Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.
   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security.
   Following a default, these assets may be sold and the proceeds paid to security's holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.
However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes.  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities.  The market categorizes tax exempt securities by their source of repayment.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.  A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.  A Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;
o     the principal trading market for its securities is in another country; or
o     it (or its subsidiaries) derived in its most current fiscal year at least 50%
   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying security.  The foreign securities underlying American Depositary
   Receipts (ADRs) are not traded in the United States.  ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets.  ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.  The foreign securities underlying European Depositary
   Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
   Receipts (IDRs), are traded globally or outside the United States.  Depositary
   Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

   Foreign Exchange Contracts
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades.  In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.  The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.  The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate.  Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

   Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions.  Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.  Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European
   investment Bank and the Inter-American Development Bank.
   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.  Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the
Fund realizes a gain; if it is less, the Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent the
Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the
Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.  OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts.  In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.  Futures contracts are considered to be commodity contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

   Options
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period.  A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer)
   of the option.  A put option gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
   A Fund may engage in one or more of the following:
   Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.
   Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.
   Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
   Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.
   Buy or write options to close out existing options positions.

   Hybrid Instruments
   Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Special Transactions
   Repurchase Agreements
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.
   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements.  The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares.  Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.  Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other when issued transactions, a seller agrees to issue a TBA security at a future date.  However, the seller does not specify the particular securities to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.  For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.  However, the seller would not identify the specific underlying mortgages until it issues the security.  TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending
   A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.
   Loans are subject to termination at the option of the Fund or the borrower.  The
   Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
   Securities lending activities are subject to interest rate risks and credit risks.  These transactions create leverage risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations.  Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Risks
Stock Market Risks
o     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.
o     The investment adviser attempts to manage market risk by limiting the amount a
   Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
o     Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
o     A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics.  As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Liquidity Risks
o     Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make  it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o     Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Company Size
o     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
o     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.  For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.  Further, value stocks tend to have higher dividends than growth stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth
o     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o     The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
o     The Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o     Foreign companies may not provide information (including financial statements)
   as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Leverage Risks
o     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o     Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
o     Many fixed income securities receive credit ratings from services such as
   Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the
   Fund must rely entirely upon the investment adviser's credit assessment.
o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o     If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
o     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.
   Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
   For example, when interest rates decline, the values of mortgage backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
   Conversely, when interest rates rise, the values of mortgage backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
o     Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Risks Associated with Noninvestment Grade Securities
o     The Balanced Fund may invest in securities rated below investment grade.  These securities, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Investment Limitations
      Selling Short and Buying On Margin
      The Funds will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.
      The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

      Issuing Senior Securities and Borrowing Money
      The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed and except, with respect to the Balanced Funds, as permitted by its investment objective and policies.
      The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Each Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

      Pledging Assets
      The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, a Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

      Investing in Real Estate
      The Funds will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      Investing in Commodities
      The Funds will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that each Fund may engage in transactions involving futures contracts and related options.

      Underwriting
      The Funds will not underwrite any issue of securities, except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

      Diversification of Investments
      With respect to securities comprising 75% of the value of its total assets, each Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the
      United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.
      Also, a Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

      Concentration of Investments
      The Funds will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the
      U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

      Lending Cash or Securities
      The Funds will not lend any of their assets except portfolio securities, the market values of which do not exceed one-third of the value of a Fund's total assets.
      This shall not prevent the Funds from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations.

The above investment limitations cannot be changed by the Board of Trustees (Board)
unless authorized by the "vote of a majority of its outstanding voting securities,"
as defined by the Investment Company Act of 1940 (1940 Act).  The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

      Investing in Securities of Other Investment Companies
      The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the Securities and Exchange Commission (SEC). The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis.

      Investing in Restricted Securities
      The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

      Investing in Illiquid Securities
      The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid.

      Investing in Put Options
      The Funds will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

      Writing Covered Call Options
      The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

      Investing in Warrants
      The Funds will not invest more than 5% of their net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York
      Stock Exchange or the American Stock Exchange.

      Purchasing Securities to Exercise Control
      The Funds will not purchase securities of a company for purposes of exercising control or management.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of deposit, to be "cash items."

WHAT DO SHARES COST?
=======================================================================================

Determining Market Value Of Securities
Market values of the Funds' portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities, at fair value as determined in good faith by the
   Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider:  institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.  From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges.
Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities.  Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE).  In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.  The NAV for each class of Shares may differ due to the variance in daily net income realized by each class.  Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

=======================================================================================

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Trust, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

Rule 12b-1 Plan
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor
(who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities
(such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall
Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions.  Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses.  In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Subaccounting Services
Certain participating insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.  The transfer agent may charge a fee based on the level of subaccounting services rendered.  Participating insurance companies holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees.  They may also charge fees for other services that may be related to the ownership of Shares.  This information should, therefore, be read together with any agreement between the customer and the participating insurance company about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

=======================================================================================

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Board determines that payment should be in kind.  In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.  The portfolio securities will be selected in a manner that the Trust's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

=======================================================================================

ACCOUNT AND SHARE INFORMATION

Voting Rights
The insurance company separate accounts, as shareholders of the Funds, will vote the
Fund Shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.

Each share a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.  All classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of April 5, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Funds.

----------------------------------------------------------------------------------------
Shareholder Name                Fund                                   Percentage Owned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Hartford Life Insurance Company Balanced Fund                          75.07%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
First Union National Bank       Balanced Fund                          24.92%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Hartford Life Insurance Company Equity Fund                            76.64%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
First Union National Bank       Equity Fund                            23.36%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Hartford Life Insurance Company Special Values Fund                    46.54%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
First Union National Bank       Special Values Fund                    53.45%
----------------------------------------------------------------------------------------
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
---------------------------------------------------------------------------------------

TAX INFORMATION
=======================================================================================

Federal Income Tax
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, the
Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trusts'
other portfolios will be separate from those realized by the Fund.

Each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code. For information concerning the consequence of a Fund not meeting the Section 817(h) requirements, see the prospectus of the separate account.

Foreign Investments
If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities.
Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.  The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.  However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation.  Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.  Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute
Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns.  The Code may limit a shareholder's ability to claim a foreign tax credit.  Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
=======================================================================================

Board of Trustees
The Board is responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, birthdate, address, present position(s) held with the Trust, principal occupations for the past five years, and total compensation received as a Trustee from the Fund
Complex (as defined below) for the most recent fiscal year.  Each of the Trustees and officers listed below holds an identical position with The Wachovia Funds and The
Wachovia Municipal Funds, two other registered investment companies in the Fund
Complex.  The Trust is comprised of three Funds, The Wachovia Funds are comprised of eighteen series and The Wachovia Municipal Funds are comprised of four series, and together they form the Wachovia Fund Complex.

As of April 5, 2002, the Funds' Boards and Officers as a group owned less than 1% of the Funds' outstanding Shares.

The following tables give  information  about each Board member and the senior officers of the Funds.  The tables  separately list Board members who are  "interested  persons"
of the  Funds  (i.e.,  "Interested"  Board  members)  and  those  who  are  not  (i.e.,
"Independent" Board members).

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past     Total
Birth Date             ive Years, Other Directorships      Compensation
Address                eld and Previous Positions          From Trust and
Positions Held with   P                                    Wachovia Fund
Trust                 F                                    Complex (past
Date Service Began    H                                    calendar year)
Charles S. Way, Jr.*  Principal Occupations: Chairman      $36,750
--------------------  and CEO, The Beach Company and
December 18, 1937     its various affiliated companies
211 King Street       and partnerships; serves as
Suite 300             Secretary of Commerce for the
Charleston, SC        State of South Carolina; and
Trustee               Trustee of the Wachovia Fund
Began serving:        Complex.
September 1995
                      Other Directorships Held: None

  *Mr. Way is a Shareholder of Wachovia Corporation..

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past     Total
Birth Date             ive Years, Other Directorships      Compensation
Address                eld and Previous Positions          From Trust and
Positions Held with   P                                    Wachovia Fund
Trust                 F                                    Complex (past
Date Service Began    H                                    calendar year)
James A. Hanley       Principal Occupation: Trustee of     $38,000
--------------------  the Wachovia Fund Complex.
August 13, 1931
4272 Sanctuary Way    Other Directorships Held: None
Bonita Springs, FL
Trustee               Previous Position: Retired; Vice
Began serving:        President and Treasurer, Abbott
February 1992         Laboratories (health care
                      products) (until 1992).

Samuel E. Hudgins     Principal Occupations: Managing      $43,250
--------------------  Partner, Pilot Partners, LLC
March 4, 1929         (management consulting); Hudgins
715 Whitemere         Consulting, LLC (independent
Court, N.W.           consultant)(until December
Atlanta, GA           2000); President, Percival
Trustee               Hudgins & Company, LLC
Began serving:        (investment bankers/financial
February 1992         consultants) (until September
                      1997); Director, Atlantic
                      American Corporation (insurance
                      holding company).

                      Other Directorships Held: None

D. Dean Kaylor        Principal Occupation: Trustee of     $33,750
--------------------  the Wachovia Fund Complex.
June 29, 1930
2835 Greenbriar       Other Directorships Held: None
Harbor Springs, MI
Trustee               Previous Position: Retired;
Began serving:        Executive Vice President and
February 1992         Chief Financial Officer, NBD
                      Bank, N.A. and NBD Bancorp, Inc.
                      (bank and bank holding company)
                      (until 1990).

Alvin J.              Principal Occupation: Director,      $36,750
Schexnider, Ph.D.     Office of Health Policy
--------------------  Development, Wake Forest
May 26, 1945          University School of Medicine
3174 Turkey Hill      (since February 2000);
Road                  Chancellor, Winston-Salem State
Winston-Salem, NC     University (1996 to January
27106                 2000); Formerly, Vice Provost,
Trustee               Virginia Commonwealth University
Began serving: June   (1987 to 1996).Director or
1998                  Trustee of the Federated Fund
                      Complex.

                      Other Directorships Held: None

OFFICERS**
---------------------------------------------------------------------------------------

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust     P
John W. McGonigle             Principal Occupations: Executive Vice President and
----------------------------- Secretary of the Federated Fund Complex; Executive
October 26, 1938              Vice President, Secretary and Director, Federated
Federated Investors Tower     Investors, Inc.; Trustee, Federated Investment
Pittsburgh, PA                Management Company and Federated Investment
President and Treasurer       Counseling; Director, Federated Global Investment
                              Management Corp, Federated Services Company and
                              Federated Securities Corp.

James Ostrowski               Principal Occupations: Assistant Vice President,
----------------------------- Federated Services Company.
November 13, 1959
Federated Investors Tower
Pittsburgh, PA
Vice President and
Assistant Treasurer

Gail C. Jones                 Principal Occupations: Vice President and Corporate
----------------------------- Counsel, Federated Services Company.
October 26, 1953
Federated Investors Tower
Pittsburgh, PA
Secretary

**    Officers do not receive any compensation from the Funds.
---------------------------------------------------------------------------------------

Board ownership of shares in the funds and in the Wachovia family of Investment companies AS OF dECEMBER 31, 2001
                      ollar            Aggregate
                       Range of   ollar Range of
                      hares       hares Owned in
                          Owned         Wachovia
                     D in Funds        Family of
Interested                       D    Investment
Board Member Name    S           S     Companies
Charles S. Way             None   $10,001-50,000

Independent
Board Member Name
James A. Hanley            None             None
Samuel E. Hudgins          None             None
D. Dean Kaylor             None             None
Alvin J.                   None             None
Schexnider, Ph.D.

---------------------------------------------------------------------------------------

Investment Adviser
Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the
Funds. EIMC is subsidiary of Wachovia Corporation (formerly First Union
Corporation).  Wachovia Corporation is located at 201 South College Street,
Charlotte, North Carolina 28288-0630.  EIMC is located at 200 Berkeley Street,
Boston, Massachusetts, 02116.
Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to the fixed income portion of the Balanced Fund.  TAG is a subsidiary of Wachovia Corporation and is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contract(s).  The Board's decision to approve the contract these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract these contracts, the Board considers many factors, among the most material of which are:
the Funds' investment objectives and long term performance; the adviser's and subadviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and their shareholders by the Federated organization in addition to investment advisory services; and the Funds' relationship to other funds in the Federated fund family.

In assessing the adviser's and subadviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the
Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in each Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to each Fund.

The Board also considers the compensation and benefits received by the adviser and subadviser.  This includes fees received for services provided to each Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the
Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee.  The
Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing each Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses
(including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.

INVESTMENT ADVISORY AGREEMENT

On behalf of each Fund, the Trust has entered into an interim investment advisory agreement with the Funds' investment advisor (the "Interim Advisory Agreement").
Under the Interim Advisory Agreement, and subject to the supervision of the Trust's
Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the
Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.
Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1)
custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses;
(3) transfer agent charges and expenses; (4) fees and expenses of Independent
Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Rule 12b-1 Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14)
charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund.
The Interim Advisory Agreement continues in effect unless sooner terminated until May
30, 2002.  The Interim Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Interim Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.
In addition to the Interim Advisory Agreement, the Board of Trustees has also approved a long-term advisory agreement with EIMC.  This agreement, which is substantially identical to the Interim Advisory Agreement, is subject to shareholder approval.  The Board of Trustees has called a shareholder meeting for May 13, 2002 in order to seek shareholder approval of the long-term agreement, as well as approval of the proposed reorganization of the Funds into Evergreen Funds.
In approving both Advisory Agreements, the Board of Trustees reviewed, on a Fund by
Fund basis, the management fees and other expenses and compared the data to that of
Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Funds and the nature and quality of the service provided to the Funds.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Funds' Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price.  The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The investment adviser may select brokers and dealers based on whether they also offer research services (as described below).
In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates.  The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the
Fund's operating expenses.  The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services.  Research services may be used by the investment adviser or by affiliates of Federated in advising other accounts.  To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.  The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the investment adviser.  When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable.  While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

Administrator
Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting services)
necessary to operate the Funds.  Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Funds in the
Trust as specified below:
---------------------------------------------------------------------------------------
Maximum                                     Average Aggregate Daily Net
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Administrative Fee                          Assets of the Funds
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
..10 of 1%                                   on the first $3.5 billion
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
..06 of 1%                                   on assets in excess of $3.5 billion
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Custodian
Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the
Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian
Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses. Foreign instruments purchased by the
Funds are held by foreign banks participating in a network coordinated by State
Street Bank.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

Independent Auditors
The independent auditor for the Trust, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.

Shareholder Services
The Funds may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts.  Federated
Administrative Services may select others to perform these services for their customers and may pay them fees.

Fees Paid By The Fund For Services
=======================================================================================

Wachovia Balanced Fund II

-------------------------------------------------------------------
For the Period Ended December  2001              2000 (1)
31
-------------------------------------------------------------------
-------------------------------------------------------------------
Advisory Fee Earned            $42,223           $3,023
-------------------------------------------------------------------
-------------------------------------------------------------------
Advisory Fee Reduction         $30,087           $3,023
-------------------------------------------------------------------
-------------------------------------------------------------------
Brokerage Commissions          $6,991            $1,167
-------------------------------------------------------------------
-------------------------------------------------------------------
Administrative Fee             $6,032            $432
-------------------------------------------------------------------
Wachovia Equity Fund II
---------------------------------------------------------------------------------------

-------------------------------------------------------------------
For the Period Ended December  2001              2000 (1)
31
-------------------------------------------------------------------
-------------------------------------------------------------------
Advisory Fee Earned            $14,292           $1,172
-------------------------------------------------------------------
-------------------------------------------------------------------
Advisory Fee Reduction         $14,292           $1,132
-------------------------------------------------------------------
-------------------------------------------------------------------
Brokerage Commissions          $4,598            $795
-------------------------------------------------------------------
-------------------------------------------------------------------
Administrative Fee             $2,042            $167
-------------------------------------------------------------------
Wachovia Special Values Fund II

--------------------------------------------------------------------
For the Period Ended December  2001              2000 (1)
31
--------------------------------------------------------------------
--------------------------------------------------------------------
Advisory Fee Earned            $11,928           $1,385
--------------------------------------------------------------------
--------------------------------------------------------------------
Advisory Fee Reduction         $11,928           $1,385
--------------------------------------------------------------------
--------------------------------------------------------------------
Brokerage Commissions          $2,497            $1,956
--------------------------------------------------------------------
--------------------------------------------------------------------
Administrative Fee             $1,491            $173
--------------------------------------------------------------------
1     Reflects fees paid from the Fund's start of performance on November 1, 2000 through its fiscal year end on December 31, 2000.

HOW DO THE FUNDS MEASURE PERFORMANCE?
=======================================================================================

The Funds may advertise Share performance by using the SEC standard methods for calculating performance applicable to all mutual funds.  The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Return and Yield
Total returns are given for Start of Performance period ended December 31, 2001.
Yield is given for the 30-day period ended December 31, 2001.
------------------------------------------------------------------
Fund                          1-Year       Cumulative   Yield
                                           Total Return
------------------------------------------------------------------
------------------------------------------------------------------
                              For the      Start of     For the
                              following    Performance  30-day
                              1-year       on December  period
                              ended        31, 2001     ended
                              December                  December
                              31, 2001                  31, 2001
------------------------------------------------------------------
------------------------------------------------------------------
Wachovia Balanced Fund II                               1.36%
------------------------------------------------------------------
------------------------------------------------------------------
     Before Taxes             (10.74)%     (12.86)%
------------------------------------------------------------------
------------------------------------------------------------------
     After      Taxed      on (10.84)%     (12.95)%
Distributions
------------------------------------------------------------------
------------------------------------------------------------------
     After Taxed on           (6.54)%      (10.31)%
Distributions and Sales of
Shares
------------------------------------------------------------------
------------------------------------------------------------------
Wachovia Equity Fund II                                 0.00%
------------------------------------------------------------------
------------------------------------------------------------------
     Before Taxes             (22.67)%     (26.62)%
------------------------------------------------------------------
------------------------------------------------------------------
     After      Taxed      on 22.70%       (26.60)%
Distributions
------------------------------------------------------------------
------------------------------------------------------------------
     After Taxed on           (13.80)%     (21.19)%
Distributions and Sales of
Shares
------------------------------------------------------------------
------------------------------------------------------------------
Wachovia  Special Values Fund                           0.27%
II
------------------------------------------------------------------
------------------------------------------------------------------
     Before Taxes             17.77%       23.86%
------------------------------------------------------------------
------------------------------------------------------------------
     After      Taxed      on 17.46%       23.58%
Distributions
------------------------------------------------------------------
------------------------------------------------------------------
     After Taxed on           10.80%       19.00%
Distributions and Sales of
Shares
------------------------------------------------------------------

---------------------------------------------------------------------------------------
Total Return
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield
The yield of Shares is calculated by dividing:  (i) the net investment income per
Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period.  This number is then annualized using semi-annual compounding.  This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.  The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Performance Comparisons
Advertising and sales literature may include:
o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o     information about the mutual fund industry from sources such as the Investment
   Company Institute.
A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance.  When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.  The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (the "S&P
Index"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures.

Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Merrill Lynch Composite 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.

Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following
January 1.

Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S.
government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the
Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed
Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives, Farm Credit
Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan
Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National
Mortgage Association and Student Loan Marketing Association; foreign obligations; and
U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa.

Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than
$10 million at the start and at the close of the performance measurement period.
Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The
Domestic Master Index is a broader index than the Merrill Lynch Corporate and
Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better).

S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P
500/Lehman Brothers Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon a Fund's current asset allocation.

Salomon Brothers AAA-AA Corporate index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated
AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond
Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment.
Indices are rebalanced monthly by market capitalization.

SEI Balanced Universe is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities.
Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds.

Lehman Brothers Government/Corporate (Total) index is comprised of approximately
5,000 issues which include: non-convertible bonds publicly issued by the U.S.
government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites of ratings assigned by S&P and Moody's. Only bonds with a minimum maturity of one year are included.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly
Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Salomon Brothers One-Month Tax-Exempt Commercial Paper is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. Calculations are made weekly and monthly.
Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers index.

FINANCIAL INFORMATION
=======================================================================================

The Financial Statements for the Funds for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated December 31, 2001.

INVESTMENT RATINGS
=======================================================================================

Standard & Poor's Corporate Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

C -- The rating "C" is reserved for income bonds on which no interest is being paid.

D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications.

Moody's Investors Service Corporate Bond Rating
Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Commercial Paper Ratings
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated "A-1."

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Moody's Investors Service Commercial Paper Rating Definitions

Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics:

o           Leading market positions in well-established industries;
o           High rates of return on funds employed;
o           Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o           Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or
o           Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Short-Term Debt Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well established industries;
o     High rates of return on funds employed;
o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
o     Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Investors Service Short Term Loan Ratings

MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.
Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

---------------------------------------------------------------------------------------

ADDRESSES
=======================================================================================

The Wachovia Variable Insurance Funds
                                       101 Greystone Boulevard SC-9215
                                       Columbia, SC 29226

---------------------------------------------------------------------------------------

Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, Pennsylvania 15222-3779

---------------------------------------------------------------------------------------

Investment Adviser
Evergreen Investment Management Company, LLC    200 Berkeley Street
                                       Boston, MA 02116

Sub-Investment Adviser
Tattersall Advisory Group, Inc.        6802 Paragon Place Suite 200
                                       Richmond, VA 23230

Custodian
Wachovia Bank, N.A.                    301 North Church Street
                                       Winston-Salem, NC 27150

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779

Counsel to the Wachovia Variable Insurance Funds
Kirkpatrick & Lockhart LLP         1800 Massachusetts Avenue,
                                       Washington, D.C. 20036-1800

Counsel to the Independent Trustees
Bell Boyd & Lloyd                  Three First National Plaza
                                       70 West Madison Street
                                       Suite 3300
                                       Chicago, IL 60802-4207

Independent Auditors
Ernst & Young LLP                  200 Clarendon Street
                                       Boston, MA 02116

---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

PART C.    OTHER INFORMATION.

Item 23.
                  (a)          Conformed copy of Declaration of Trust of the
                               Registrant; (1)
                  (b)          Copy of By-Laws of the Registrant; (1)
                  (c)          Not applicable;
                  (d)   (i)    Conformed copy of Investment Advisory Contract of the
                               Registrant; (2)
(ii)  Conformed copy of Exhibit A to the Advisory Contract of the Registrant; (3)
(iii) Conformed copy of Exhibit B to the Advisory Contract of the Registrant; (3)
(iv)  Conformed copy of Exhibit C to the Advisory contract of the Registrant; (3)
                  (e)   (i)    Conformed copy of Distributor's Contract of the
                               Registrant; (2)
(ii)  Conformed copy of Exhibit A to the Distributor's Contract of the Registrant; (3)
(iii) Conformed copy of Amendment to the Distributor's Contract of the Registrant; +
                  (f)          Not applicable;
                  (g)   (i)    Conformed copy of Custodian Agreement of the Registrant; (2)
                        (ii)   Conformed copy of Amendment to Custodian Agreement of the
                               Registrant; +
                  (h)   (i)    Conformed copy of Agreement for Fund Accounting Services,
                               Administrative Services, Shareholder Transfer Agency
                               Services and Custody Services Procurement; (2)
                        (ii)   Conformed copy of Exhibit No. 1 to the Agreement for Fund
                               Accounting Services, Administrative Servies, Sharholder
                               Transfer Agency Services and Custody Services Procurement;
                               (3)
                  (i)          Conformed copy of Opinion and Consent of Counsel as to
                               legality of shares being registered; (2)
                  (j)          Conformed copy of Consent of Independent Auditors; (3)
                  (k)          Not applicable;
                  (l)          Not applicable;
                  (m)   (i)    Conformed copy of Distribution Plan of the Registrant;
                               (2)
                        (ii)   Conformed copy of Exhibit A to the Distribution Plan
                               of the Registrant; (3)
                        (iii)  Form of Mutual Funds Sales and Service Agreement; (1)
                  (n)          Not applicable;

-----------------------------------------------
+ All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed March 27, 2000.  (File Nos. 333-33306 and 811-09873)
2.    Response is incorporated by reference to Registrant's Pre-Effective Amendment
      No. 1 on Form N-1A filed Septmeber 15, 2000.  (File Nos. 333-33306 and 811-09873)
3.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 1 on Form N-1A filed April 26, 2001.  (File Nos. 333-33306 and 811-09873)

                  (o)          Conformed copy of Power of Attorney of the Registrant;
                               (1)
                  (p)          Copy of Code of Ethics. (2)

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            -------------------------------------------------------------

            None

Item 25.    Indemnification:
            ---------------

            Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 2 of Article XI of Registrant's Declaration of Trust.  The
            Investment Advisory Contract between the Registrant and Wachovia Bank, N.A.
            ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the
            Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.
            Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of
            1933 may be permitted to Trustees, Officers, and controlling persons of the
            Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and
            Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees,
            Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

-----------------------------------------------

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed March 27, 2000.  (File Nos. 333-33306 and 811-09873)
3.    Response is incorporated by reference to Registrant's Pre-Effective Amendment
      No. 1 on Form N-1A filed Septmeber 15, 2000.  (File Nos. 333-33306 and 811-09873)

            Insofar as indemnification for liabilities may be permitted pursuant to
            Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and
            controlling persons of the Registrant by the Registrant pursuant to the
            Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act
            Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            (a)  For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A.  The
                 Officers of the investment adviser are: Chief Executive Officer, L.
                 M. Baker, Jr.; President and Chief Operating Officer, G. Joseph
                 Prendergast; Vice Chairman, Robert S. McCoy, Jr.; Vice Chairman,
                 Walter E. Leonard, Jr.; State Chief Executive Officer, Lewis N.
                 Miller, Jr. (Virginia); State Chief Executive Officer, Will B.
                 Spence (North Carolina/South Carolina); State Chief Executive
                 Officer, D. Gary Thompson (Florida/Georgia); State President, James
                 C. Cherry (Virginia Banking); State President, J. Kenneth Coppedge
                 (Florida Banking); State President, Isaiah Tidwell (Georgia
                 Banking); Senior Executive Vice President, Jean E. Davis; Senior
                 Executive Vice President, Mickey W. Dry; Senior Executive Vice
                 President, Stanhope A. Kelly; Senior Executive Vice President,
                 Kenneth W. McAllister; Senior Executive Vice President, John C.
                 McLean, Jr.; and Senior Executive Vice President, Donald K. Truslow.
                 The business address of each of the Officers of the investment adviser is Wachovia Bank, N.A., 100 North Main Street,
                 Winston-Salem, N.C.  27101.

                 The Directors of the investment adviser are:  L.M. Baker, Jr.; James
                 S. Balloun; Peter C. Browning; John T. Casteen, III; John L.
                 Clendenin; Thomas K. Hearn, Jr.; George W. Henderson, III; W. Hayne
                 Hipp; Robert A. Ingram; George R. Lewis; Elizabeth Valk Long; John
                 G. Medlin, Jr.; Lloyd U. Noland, III; Morris W. Offit; G. Joseph
                 Prendergast; Sherwood H. Smith, Jr.; and John C. Whitaker, Jr.

Item 27.  Principal Underwriters:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond
Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.;
FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds; Money Market Obligations Trust; Regions Morgan
Keegan Select Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance
Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Senior Vice Presidents
cont.:                        James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Vice Presidents cont.:        Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              Greg Spralding
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari
The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company
Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                      The Wachovia Variable Insurance Funds
                  ......      ......            1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779
                                                (Notices should be sent to the Agent for
                                                Service at the above address)

                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7010

Federated Shareholder Services Company          P.O. Box 8600
("Transfer Agent and Dividend                   Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                      Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Wachovia Bank, N.A.                             200 Berkeley Street
("Adviser")                                     Boston, MA 02116

Tattersall Advisory Group, Inc.                 6802 Paragon Place
("Sub-Adviser")                                 Suite 200
                                                Richmond, VA 23230

Wachovia Bank of North Carolina                 Wachovia Trust Operations
("Custodian")                                   301 North Main Street
                                                Winston-Salem, NC 21750

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, THE WACHOVIA VARIABLE INSURANCE FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 26th day of April, 2002.

                         THE WACHOVIA VARIABLE INSURANCE FUNDS

                  BY: /s/Gail Jones
                  Gail Jones, Secretary
                  Attorney in Fact for John W. McGonigle
                  April 26, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/Gail Jones
    Gail Jones                    Attorney In Fact          April 26, 2002
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

John W. McGonigle*                President and Treasurer
                                  (Chief Executive Officer and Principal
                                  Financial and Accounting Officer)

James A. Hanley*                  Trustee

Samuel E. Hudgins*                Trustee

D. Dean Kaylor*                   Trustee

Alvin J. Schexnider, Ph.D.*       Trustee

Charles S. Way, Jr.*              Trustee

* By Power of Attorney